DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DERIVATIVE LIABILITIES

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of June 30, 2021 and the amounts that were reflected in income related to derivatives for the period ended:

	June 30, 2021
The financings giving rise to derivative financial instruments	Indexed Shares* (in millions)	Fair Values
Embedded derivatives	563	$1,577,001
Total	563	$1,577,001

*	including principal and interest

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of June 30, 2021 and 2020 and the amounts that were reflected in income related to derivatives for the period ended:

	June 30, 2021
The financings giving rise to derivative financial instruments	Indexed Shares* (in millions)	Fair Values
Embedded derivatives	563	$1,577,001
Total	563	$1,577,001

*including principal and interest

	June 30, 2020
The financings giving rise to derivative financial instruments	Indexed Shares* (in millions)	Fair Values
Embedded derivatives	68,617	$13,249,507
Total	68,617	$13,249,507

*including principal and interest

SCHEDULE OF GAIN (LOSS) OF DERIVATIVE INSTRUMENTS

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the period ended June 30, 2021:

The financings giving rise to derivative financial instruments and the gain (loss) effects:	June 30, 2021
Embedded derivatives	$7,103,673
Total	$7,103,673

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended June 30, 2021 and 2020:

	For the Years Ended
The financings giving rise to derivative financial instruments and the gain (loss) effects:	June 30, 2021	June 30, 2020
Embedded derivatives	$7,274,230	$(10,018,665)
Total	$7,274,230	$(10,018,665)

SCHEDULE OF SIGNIFICANT INPUTS AND RESULTS FROM VALUATION ASSUMPTIONS

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

June 30, 2021
Quoted market price on valuation date	$0.0046
Range of effective contractual conversion rates	$0.0018
Contractual term to maturity	NA
Market volatility:
Volatility	NA
Risk-adjusted interest rate	NA

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

	June 30, 2021	June 30, 2020
Quoted market price on valuation date	$0.0046	$0.0003
Range of effective contractual conversion rates	$0.0018	$0.00005 - $0.00029
Contractual term to maturity	NA	NA
Market volatility:
Volatility	NA	NA
Risk-adjusted interest rate	NA	NA

SCHEDULE OF CHANGES IN FAIR VALUE INPUTS AND ASSUMPTIONS RELATED TO COMPOUND EMBEDDED DERIVATIVES

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the embedded derivatives and detachable warrants during the nine months ended March 31, 2022 and the year ended June 30, 2021.

		Year Ended
	March 31, 2022	June 30, 2021
Balances at beginning of period	$1,577,001	$13,249,507
Issuances:
Embedded derivatives	-	50,000

Conversions:
Embedded derivatives	-	-

Reclassifications to equity:
Embedded derivatives	-	(4,448,276)

Changes in fair value inputs and assumptions reflected in income	(1,577,001)	(7,274,230)

Balances at end of period	$-	$1,577,001

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the embedded derivatives and detachable warrants during the years ended June 30, 2021 and 2020.

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Balances at beginning of period	$13,249,507	$3,230,842
Issuances:
Embedded derivatives	50,000	-
Conversions:
Embedded derivatives	-	-
Reclassifications to equity:
Embedded derivatives	(4,448,276)	-
Changes in fair value inputs and assumptions reflected in income	(7,274,230)	10,018,665

Balances at end of period	$1,577,001	$13,249,507